Loans Payable - Third Parties (Details) - Schedule of loans payable	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Loans Payable - Third Parties (Details) - Schedule of loans payable [Line Items]
Total			¥ 4,800,000
Jia Li [Member]
Loans Payable - Third Parties (Details) - Schedule of loans payable [Line Items]
Total			¥ 4,800,000